UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Portfolio

The schedules are not audited.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
Investment Companies: 9.5%
25,800,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.346%,due 10/03/16	$25,800,000	4.8
23,398,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.303%,due 10/03/16	23,398,000	4.3
2,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.306%,due 10/03/16	2,000,000	0.4
	Total Investment Companies
	(Cost $51,198,000)	51,198,000	9.5

U.S. Government Agency Debt: 38.3%
4,250,000	Fannie Mae, 0.468%,due 07/20/17	4,251,131	0.8
350,000	Fannie Mae, 0.560%,due 11/15/16	350,346	0.1
200,000	Fannie Mae, 0.750%,due 06/12/17	206,394	0.0
9,000,000	Federal Farm Credit Banks, 0.390%,due 04/03/17	8,997,768	1.7
900,000	Federal Farm Credit Banks, 0.404%,due 02/21/17	899,897	0.2
26,000,000	Federal Farm Credit Banks, 0.450%,due 10/21/16	26,000,003	4.8
20,250,000	Federal Farm Credit Banks, 0.460%,due 12/19/16	20,250,441	3.8
350,000	Federal Farm Credit Banks, 0.480%,due 10/17/17	349,782	0.1
10,750,000	Federal Farm Credit Banks, 0.490%,due 03/22/17	10,750,768	2.0
3,000,000	Federal Farm Credit Banks, 0.490%,due 10/25/17	3,000,000	0.6
500,000	Federal Farm Credit Banks, 0.500%,due 07/03/17	499,771	0.1
8,000,000	Federal Farm Credit Banks, 0.580%,due 04/17/17	8,001,723	1.5
2,000,000	Federal Farm Credit Banks, 0.810%,due 09/28/17	2,000,080	0.4
6,250,000	Federal Farm Credit Discount Notes, 0.593%,due 02/22/17	6,235,500	1.2
1,500,000	Federal Farm Credit Discount Notes, 0.650%,due 02/03/17	1,496,667	0.3
15,500,000	Federal Home Loan Bank Discount Notes, 0.200%,due 10/07/16	15,499,483	2.9
1,000,000	Federal Home Loan Bank Discount Notes, 0.220%,due 10/04/16	999,982	0.2
1,500,000	Federal Home Loan Bank Discount Notes, 0.270%,due 11/18/16	1,499,480	0.3
1,250,000	Federal Home Loan Bank Discount Notes, 0.280%,due 11/09/16	1,249,634	0.2
3,000,000	Federal Home Loan Bank Discount Notes, 0.280%,due 12/23/16	2,998,077	0.5
4,100,000	Federal Home Loan Bank Discount Notes, 0.300%,due 10/28/16	4,099,082	0.8
5,000,000	Federal Home Loan Bank Discount Notes, 0.310%,due 10/26/16	4,998,953	0.9
1,500,000	Federal Home Loan Bank Discount Notes, 0.310%,due 11/04/16	1,499,603	0.3
7,250,000	Federal Home Loan Bank Discount Notes, 0.630%,due 12/05/16	7,241,884	1.3
7,750,000	Federal Home Loan Banks, 0.405%,due 11/10/16	7,749,916	1.4
3,250,000	Federal Home Loan Banks, 0.467%,due 06/01/17	3,250,000	0.6
6,250,000	Federal Home Loan Banks, 0.477%,due 03/01/17	6,250,000	1.2
1,400,000	Federal Home Loan Banks, 0.510%,due 01/27/17	1,400,000	0.3
375,000	Federal Home Loan Banks, 0.530%,due 03/17/17	374,946	0.1
3,250,000	Federal Home Loan Banks, 0.570%,due 05/16/17	3,250,000	0.6
12,250,000	Federal Home Loan Banks, 0.570%,due 07/12/17	12,249,517	2.3
750,000	Federal Home Loan Banks, 0.610%,due 02/17/17	750,311	0.1
3,000,000	Federal Home Loan Banks, 0.670%,due 05/16/17	2,999,468	0.5
500,000	Federal Home Loan Banks, 0.780%,due 08/21/17	500,726	0.1
900,000	Federal Home Loan Banks, 0.790%,due 08/23/17	901,364	0.2
3,250,000	Federal Home Loan Mortgage Corp., 0.290%,due 12/20/16	3,247,993	0.6
500,000	Federal Home Loan Mortgage Corp., 0.410%,due 01/27/17	500,150	0.1

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. Government Agency Debt: (continued)
350,000	Federal Home Loan Mortgage Corp., 0.420%,due 10/14/16	$350,057	0.1
7,750,000	Federal Home Loan Mortgage Corp., 0.459%,due 11/25/16	7,744,672	1.4
7,500,000	Federal Home Loan Mortgage Corp., 0.459%,due 12/14/16	7,493,062	1.4
665,000	Federal Home Loan Mortgage Corp., 0.470%,due 10/18/16	666,434	0.1
850,000	Federal Home Loan Mortgage Corp., 0.493%,due 04/27/17	850,240	0.1
1,300,000	Federal Home Loan Mortgage Corp., 0.511%,due 01/05/17	1,298,762	0.2
2,500,000	Federal Home Loan Mortgage Corp., 0.510%,due 12/01/16	2,498,379	0.5
300,000	Federal Home Loan Mortgage Corp., 0.530%,due 01/13/17	300,029	0.0
1,300,000	Federal Home Loan Mortgage Corp., 0.540%,due 04/20/17	1,300,909	0.2
1,500,000	Federal Home Loan Mortgage Corp., 0.670%,due 07/21/17	1,501,352	0.3
4,750,000	Federal Home Loan Mortgage Corp., 0.810%,due 10/27/17	4,752,099	0.9
	Total U.S. Government Agency Debt
	(Cost $205,556,835)	205,556,835	38.3

U.S. Treasury Debt: 37.4%
118,400,000	United States Treasury Bill, 0.280%,due 01/05/17	118,313,563	22 .1
31,750,000	United States Treasury Bill, 0.330%,due 02/09/17	31,712,682	5 .9
16,000,000	United States Treasury Bill, 0.350%,due 03/02/17	15,976,491	3 .0
3,250,000	United States Treasury Bill, 0.520%,due 03/16/17	3,242,417	0 .6
31,000,000	United States Treasury Floating Rate Note, 0.337%,due 07/31/17	31,001,619	5 .8
	Total U.S. Treasury Debt
	(Cost $200,246,772)	200,246,772	37 .4

U.S. Treasury Repurchase Agreement: 8.3%
44,303,000	Deutsche Bank Repurchase Agreement dated 9/30/2016, 0.480%, due 10/03/16, $44,304,772 to be received upon repurchase (Collateralized by $42,730,500, U.S. Treasury Note, 2.125%, Market Value plus accrued interest $45,189,160 due 5/15/2025)	$44,303,000	8.3

	Total U.S. Treasury Repurchase Agreement
	(Cost $44,303,000)	44,303,000	8.3

	Total Investments in Securities (Cost $501,304,607)	$501,304,607	93.5
	Assets in Excess of Other Liabilities	34,830,426	6.5
	Net Assets	$536,135,033	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$200,246,772	$–	$200,246,772
U.S. Treasury Repurchase Agreement	–	44,303,000	–	44,303,000

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Investment Companies	$51,198,000	$–	$–	$51,198,000
U.S. Government Agency Debt	–	205,556,835	–	205,556,835
Total Investments, at fair value	$51,198,000	$450,106,607	$–	$501,304,607

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Government Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016